Information Regarding Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	3,296,040	2,896,544	6,533,826	6,715,559	5,951,258
Weighted Average Exercise Price of Options Outstanding	$ 24.81	$ 24.68	$ 24.15	$ 20.68	$ 19.37
Weighted- Average Remaining Contractual Life (in years)	6 years 10 months 10 days
Number of Options Exercisable	1,573,865	1,497,514	2,651,973	3,620,689
Weighted Average Exercise Price of Options Exercisable	$ 24.26	$ 23.65	$ 23.63	$ 19.95
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 0.00
Range of exercise price, Upper Range	$ 4.64
Number of Options Outstanding	17,687
Weighted Average Exercise Price of Options Outstanding	$ 4.64
Weighted- Average Remaining Contractual Life (in years)	9 months 26 days
Number of Options Exercisable	17,687
Weighted Average Exercise Price of Options Exercisable	$ 4.64
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 4.65
Range of exercise price, Upper Range	$ 6.43
Number of Options Outstanding	28,563
Weighted Average Exercise Price of Options Outstanding	$ 6.32
Weighted- Average Remaining Contractual Life (in years)	1 year 3 months 11 days
Number of Options Exercisable	28,563
Weighted Average Exercise Price of Options Exercisable	$ 6.32
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 6.44
Range of exercise price, Upper Range	$ 10.29
Number of Options Outstanding	7,140
Weighted Average Exercise Price of Options Outstanding	$ 9.12
Weighted- Average Remaining Contractual Life (in years)	4 years 7 months 6 days
Number of Options Exercisable	3,600
Weighted Average Exercise Price of Options Exercisable	$ 8.47
Range 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 10.30
Range of exercise price, Upper Range	$ 15.39
Number of Options Outstanding	234,115
Weighted Average Exercise Price of Options Outstanding	$ 15.31
Weighted- Average Remaining Contractual Life (in years)	5 years 11 months 1 day
Number of Options Exercisable	201,346
Weighted Average Exercise Price of Options Exercisable	$ 15.38
Range 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 15.40
Range of exercise price, Upper Range	$ 22.82
Number of Options Outstanding	912,039
Weighted Average Exercise Price of Options Outstanding	$ 21.71
Weighted- Average Remaining Contractual Life (in years)	7 years 1 month 17 days
Number of Options Exercisable	363,197
Weighted Average Exercise Price of Options Exercisable	$ 22.39
Range 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 22.83
Range of exercise price, Upper Range	$ 27.85
Number of Options Outstanding	1,596,497
Weighted Average Exercise Price of Options Outstanding	$ 26.36
Weighted- Average Remaining Contractual Life (in years)	7 years 5 months 9 days
Number of Options Exercisable	699,793
Weighted Average Exercise Price of Options Exercisable	$ 26.36
Range 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 27.86
Range of exercise price, Upper Range	$ 31.36
Number of Options Outstanding	174,684
Weighted Average Exercise Price of Options Outstanding	$ 30.18
Weighted- Average Remaining Contractual Life (in years)	4 years 1 month 24 days
Number of Options Exercisable	119,865
Weighted Average Exercise Price of Options Exercisable	$ 30.19
Range 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 31.37
Range of exercise price, Upper Range	$ 34.84
Number of Options Outstanding	325,315
Weighted Average Exercise Price of Options Outstanding	$ 32.92
Weighted- Average Remaining Contractual Life (in years)	6 years 3 months 4 days
Number of Options Exercisable	139,814
Weighted Average Exercise Price of Options Exercisable	$ 32.90